Submission	Aug. 25, 2025
Submission [Line Items]
Central Index Key	0001725430
Registrant Name	Intelligent Bio Solutions, Inc.
Registration File Number	333-286489
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A